FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
FAIR VALUE MEASUREMENT

NOTE 5 – FAIR VALUE MEASUREMENT

On September 30, 2025 and December 31, 2024, the Company estimated the aggregate fair value of warrants that are accounted for as warrant liabilities to be $1,968,315 and $2,520,851, respectively, using the Black-Scholes option price model (Level 3 inputs). The Company recognized a gain on the change in fair value of these warrant liabilities of $612,064 and $552,536 for the three and nine months ended September 30, 2025, respectively. The Company recognized a gain (loss) on the change in fair value of these warrant liabilities of $1,036,464 and ($837,466) for the three and nine months ended September 30, 2024, respectively. The following table shows the detail of the valuation assumptions used as of September 30, 2025:

September 30, 2025
Risk free interest rate	3.63%-3.68%
Expected term (years)	1.11 - 3.36
Expected volatility	71% - 95%
Expected dividends	0.00%

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the three months ended September 30, 2025 and three months ended September 30, 2024:

	For the Three Months Ended September 30,
	2025	2024
Balance, July 1,	$2,580,379	$4,491,969
Change in fair value of warrant liability	(612,064)	(1,036,464)
Balance, September 30,	$1,968,315	$3,455,505

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the nine months ended September 30, 2025 and nine months ended September 30, 2024:

	For the Nine Months ended September 30,
	2025	2024
Balance, January 1,	$2,520,851	$2,618,039
Change in fair value of warrant liability	(552,536)	837,466
Balance, September 30,	$1,968,315	$3,455,505

Assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair value measurements at reporting date using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Fair Value
Assets:
Marketable securities as of September 30, 2025	$3,887,383	$-	$-	$3,887,383
Marketable securities as of December 31, 2024	$10,184,701	$-	$-	$10,184,701

Liabilities:
Warrant liabilities as of September 30, 2025	$-	$-	$1,968,315	$1,968,315
Warrant liabilities as of December 31, 2024	$-	$-	$2,520,851	$2,520,851

NOTE 9 – FAIR VALUE MEASUREMENT

The Company accounts for the Warrants as liabilities in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. For certain Warrants, the Company does not control the occurrence of events, such as a tender offer or exchange, that may trigger cash settlement of the Warrants and not result in a change of control of the Company. As a result, such Warrants do not meet the criteria for equity treatment and the Warrants must be recorded as a derivative liability. Additionally, certain other Warrants contain adjustments to the settlement amount based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815-40 and, accordingly, such Warrants are not considered indexed to the Company’s own stock and are not eligible for an exception from derivative accounting.

On February 8, 2024, in connection with the Warrant Exercise and Issuance, the Company estimated the aggregate fair value of the Existing Warrants (see Note 6- Stockholders’ Equity for details) to be $1,115,334 using the Black-Scholes option pricing model (Level 3 inputs). The following table shows the detail of the valuation assumptions used:

February 8, 2024
Risk free interest rate	4.20 - 4.28%
Expected term (years)	2.75 - 2.76
Expected volatility	102%
Expected dividends	0.00%

On February 8, 2024, the Company estimated the aggregate issuance date fair value of the warrant liability related to the New Warrants (see Note 4 - Stockholders’ Equity for details) as $2,189,420 using the Black-Scholes option pricing model (Level 3 inputs). The following table shows the detail of the valuation assumptions used:

February 8, 2024
Risk free interest rate	4.12%
Expected term (years)	5.00
Expected volatility	101%
Expected dividends	0.00%

On December 31, 2024 and 2023, the Company estimated the aggregate fair value of the warrants classified as derivative liabilities to purchase an aggregate of 3,900,014 and 4,737,908 shares of common stock, respectively, to be $2,520,851 and $1,543,953, respectively, using the Black-Scholes option pricing model (Level 3 inputs) using the following assumptions:

	December 31,
	2024	2023
Risk free interest rate	4.12% - 4.34%	4.04%
Expected term (years)	1.86 - 4.11	2.86
Expected volatility	97% - 110%	87.00%
Expected dividends	0.00%	0.00%

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the years ended December 31, 2024 and 2023:

Balance, January 1, 2023	$5,541,733
Change in fair value of derivative liability	(3,997,780)
Balance, January 1, 2024	1,543,953
Issuance of warrants	2,189,420
Exercise of warrants	(1,115,334)
Change in fair value of warrant liability	(97,188)
Balance, December 31, 2024	$2,520,851

Assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair value measurements at reporting date using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Fair Value
Assets:
Marketable securities as of December 31, 2024	$10,184,701	$-	$-	$10,184,701
Marketable securities as of December 31, 2023	$10,181,618	$-	$-	$10,181,618

Liabilities:
Warrant liabilities as of December 31, 2024	$-	$-	$2,520,851	$2,520,851
Warrant liabilities as of December 31, 2023	$-	$-	$1,543,953	$1,543,953